Property, plant and equipment - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Depreciation expense	$ 2,108	$ 2,103	$ 1,952
Continuing Operation
Property, plant and equipment
Impairment loss of property, plant and equipment			$ 139